Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (19,312)	$ (32,504)
Other comprehensive loss:
Foreign currency translation adjustments	1,714	(354)
Comprehensive loss	$ (17,598)	$ (32,858)